Earnings per share - Schedule of Earnings per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Income/(loss) attributable to Shell plc shareholders	$ 3,601	$ 4,780	$ 3,517	$ 8,381	$ 10,874
Weighted average number of shares used as the basis for determining:
Basic earnings per share (in shares)	5,947.9	6,033.5	6,355.4	5,990.5	6,397.7
Diluted earnings per share (in shares)	6,004.7	6,087.8	6,417.6	6,046.0	6,461.0